SEGMENT AND GEOGRAPHIC INFORMATION - Sales by type of products (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Disclosure of products and services [line items]
Sales	$ 35,536	$ 25,820
Flat products
Disclosure of products and services [line items]
Sales	19,418	15,634
Long products
Disclosure of products and services [line items]
Sales	8,380	5,291
Tubular products
Disclosure of products and services [line items]
Sales	1,045	650
Mining products
Disclosure of products and services [line items]
Sales	839	654
Others
Disclosure of products and services [line items]
Sales	$ 5,854	$ 3,591